Convertible Promissory Notes (Details) - Schedule of convertible promissory notes entered during the year - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Convertible Promissory Notes Entered During The Year Abstract
Face value of convertible promissory notes issued from July to December 2022 (note i)	$ 8,070,206
Debt discount (Note 23)	(870,546)
Liability component on initial recognition	7,199,660
Interest accrued	300,082
Exchange differences	54,891
Carrying value as at end of year	$ 7,554,633